                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21799

                  Evergreen International Balanced Income Fund
               (Exact name of registrant as specified in charter)

                     200 Berkeley Street, Boston, MA 02116
               (Address of principal executive offices) (Zip code)

                            Michael H. Koonce, Esq.
                     200 Berkeley Street, Boston, MA 02116
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-210-3200

                    Date of fiscal year end: October 31, 2009

                     Date of reporting period: July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

EVERGREEN INTERNATIONAL BALANCED INCOME FUND(1)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 59.07%
ARGENTINA: 0.50%
       50,000   TELECOM ARGENTINA SA ADR (TELECOMMUNICATION SERVICES, Diversified Telecommunication
                Services)                                                                               $       912,500
                                                                                                        ---------------
AUSTRALIA: 4.67%
      111,097   AMP LIMITED (FINANCIALS, Insurance)                                                             532,700
       42,047   ASX LIMITED (FINANCIALS, Diversified Financial Services)                                      1,099,354
       34,939   BHP BILLITON LIMITED (MATERIALS, Metals & Mining)                                             1,268,165
      130,081   FOSTER'S GROUP LIMITED (CONSUMER STAPLES, Beverages)                                            677,861
      428,998   MACQUARIE AIRPORTS GROUP (INDUSTRIALS, Transportation Infrastructure)                         1,148,819
    1,771,370   SPARK INFRASTRUCTURE GROUP (UTILITIES, Electric Utilities)++                                  1,971,147
       78,058   SUNCORP-METWAY LIMITED (FINANCIALS, Insurance)                                                  591,082
       32,290   WESTFIELD GROUP AUSTRALIA (FINANCIALS, Real Estate Investment Trusts)                           356,688
       37,237   WESTPAC BANKING CORPORATION (FINANCIALS, Commercial Banks)                                      808,182
                                                                                                              8,453,998
                                                                                                        ---------------
AUSTRIA: 1.45%
       56,450   OESTERREICHISCHE POST AG (INDUSTRIALS, Air Freight & Logistics)                               1,509,142
       35,021   VOESTALPINE AG (MATERIALS, Metals & Mining)                                                   1,120,404
                                                                                                              2,629,546
                                                                                                        ---------------
BELGIUM: 1.71%
       20,337   BELGACOM SA (TELECOMMUNICATION SERVICES, Diversified Telecommunication Services)                730,267
       41,035   MOBISTAR SA (TELECOMMUNICATION SERVICES, Wireless Telecommunication Services)                 2,364,120
                                                                                                              3,094,387
                                                                                                        ---------------
BERMUDA: 1.16%
        6,000   GUOCO GROUP LIMITED (FINANCIALS, Diversified Financial Services)                                 59,092
      242,760   LANCASHIRE HOLDINGS PLC (FINANCIALS, Insurance)                                               2,045,576
                                                                                                              2,104,668
                                                                                                        ---------------
BRAZIL: 0.27%
       32,858   TELE NORTE LESTE PARTICIPACOES SA ADR (TELECOMMUNICATION SERVICES, Diversified
                Telecommunication Services)                                                                     480,713
                                                                                                        ---------------
CANADA: 1.69%
       18,000   BARRICK GOLD CORPORATION (MATERIALS, Metals & Mining)                                           739,925
       23,114   CANADIAN NATURAL RESOURCES LIMITED (ENERGY, Oil, Gas & Consumable Fuels)                        795,910
       25,993   CENOVUS ENERGY INCORPORATED (ENERGY, Oil, Gas & Consumable Fuels)                               731,966
       25,993   ENCANA CORPORATION (ENERGY, Oil, Gas & Consumable Fuels)                                        794,670
                                                                                                              3,062,471
                                                                                                        ---------------
CAYMAN ISLANDS: 0.36%
       17,064   NETEASE.COM INCORPORATED ADR (INFORMATION TECHNOLOGY, Internet Software & Services)+            653,551
                                                                                                        ---------------
CROATIA: 0.18%
        7,000   HRVATSKE TELEKOM SP, GDR (TELECOMMUNICATION SERVICES, Diversified Telecommunication
                Services)                                                                                       326,400
                                                                                                        ---------------
FINLAND: 0.70%
       22,527   NOKIAN RENKAAT OYJ (CONSUMER DISCRETIONARY, Auto Components)                                    632,036
       26,368   SAMPO OYJ (FINANCIALS, Insurance)                                                               644,278
                                                                                                              1,276,314
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

EVERGREEN INTERNATIONAL BALANCED INCOME FUND(1)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
FRANCE: 5.50%
       22,309   AXA SA (FINANCIALS, Insurance)                                                          $       411,223
      117,405   FRANCE TELECOM SA (TELECOMMUNICATION SERVICES, Diversified Telecommunication
                Services)                                                                                     2,458,652
       12,529   NEOPOST SA (INFORMATION TECHNOLOGY, Office Electronics)                                         969,018
        6,766   PINAULT-PRINTEMPTS-REDOUTE SA (CONSUMER DISCRETIONARY, Multiline Retail)                        905,077
       24,358   SCOR SE (FINANCIALS, Insurance)                                                                 534,379
       12,966   SECHILIENNE-SIDEC (UTILITIES, Independent Power Producers & Energy Traders)                     350,774
       38,355   SUEZ ENVIRONNEMENT SA (UTILITIES, Multi-Utilities)                                              713,748
       51,046   TOTAL SA (ENERGY, Oil, Gas & Consumable Fuels)                                                2,575,013
       43,833   VIVENDI SA (CONSUMER DISCRETIONARY, Media)                                                    1,053,597
                                                                                                              9,971,481
                                                                                                        ---------------
GERMANY: 4.00%
       11,526   BAYER AG (HEALTH CARE, Pharmaceuticals)                                                         662,612
       17,857   DAIMLER AG (CONSUMER DISCRETIONARY, Automobiles)                                                962,811
       14,930   DEUTSCHE BOERSE AG (FINANCIALS, Diversified Financial Services)                               1,045,178
        9,636   E.ON AG (UTILITIES, Electric Utilities)                                                         287,496
        6,329   FRESENIUS SE (HEALTH CARE, Health Care Equipment & Supplies)                                    441,249
       19,253   KLOECKNER & COMPANY, SE (INDUSTRIALS, Trading Companies & Distributors)+                        398,673
       16,455   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (FINANCIALS, Insurance)                         2,279,427
       16,575   RWE AG (UTILITIES, Multi-Utilities)                                                           1,170,489
                                                                                                              7,247,935
                                                                                                        ---------------
HONG KONG: 1.07%
      192,500   CHINA MOBILE LIMITED (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                Services)                                                                                     1,946,685
                                                                                                        ---------------
ISRAEL: 1.35%
      212,958   BANK LEUMI LE-ISRAEL (FINANCIALS, Commercial Banks)+                                            910,316
       92,718   PARTNER COMMUNICATIONS COMPANY LIMITED (TELECOMMUNICATION SERVICES, Wireless
                Telecommunication Services)                                                                   1,541,056
                                                                                                              2,451,372
                                                                                                        ---------------
ITALY: 3.42%
      248,037   ENEL SPA (UTILITIES, Electric Utilities)                                                      1,217,767
       56,873   ENI SPA (ENERGY, Oil, Gas & Consumable Fuels)                                                 1,162,850
      398,778   SNAM RETE GAS SPA (UTILITIES, Gas Utilities)                                                  1,872,103
      468,151   TERNA SPA (UTILITIES, Electric Utilities)                                                     1,946,127
                                                                                                              6,198,847
                                                                                                        ---------------
JAPAN: 2.73%
      182,000   ISUZU MOTORS LIMITED (CONSUMER DISCRETIONARY, Automobiles)+                                     535,077
       24,300   KOMATSU LIMITED (INDUSTRIALS, Machinery)                                                        510,780
       38,000   MAKITA CORPORATION (INDUSTRIALS, Machinery)                                                   1,097,841
           64   NIPPON BUILDING FUND INCORPORATED (FINANCIALS, Real Estate Investment Trusts)                   545,217
      155,000   NIPPON YUSEN KABUSHIKI KAISHA (INDUSTRIALS, Marine)                                             656,635
      199,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIALS, Machinery)                                    1,165,507
       12,100   TOYOTA MOTOR CORPORATION (CONSUMER DISCRETIONARY, Automobiles)                                  427,166
                                                                                                              4,938,223
                                                                                                        ---------------
NETHERLANDS: 3.62%
       29,920   AKZO NOBEL NV (MATERIALS, Chemicals)                                                          1,762,555
       18,435   BRUNEL INTERNATIONAL (INDUSTRIALS, Commercial Services & Supplies)                              583,533
        7,483   RANDSTAD HOLDINGS NV (INDUSTRIALS, Commercial Services & Supplies)                              336,133
      100,198   UNILEVER NV (CONSUMER STAPLES, Food Products)                                                 2,947,687
       32,353   USG PEOPLE NV (INDUSTRIALS, Commercial Services & Supplies)+                                    496,865

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

EVERGREEN INTERNATIONAL BALANCED INCOME FUND(1)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
NETHERLANDS (continued)
       21,170   WOLTERS KLUWER NV (CONSUMER DISCRETIONARY, Media)                                       $       427,058
                                                                                                              6,553,831
                                                                                                        ---------------
NEW ZEALAND: 0.45%
      559,556   TELECOM CORPORATION OF NEW ZEALAND LIMITED (TELECOMMUNICATION SERVICES, Diversified
                Telecommunication Services)                                                                     808,023
                                                                                                        ---------------
NORWAY: 0.66%
       23,110   FRED OLSEN ENERGY ASA (ENERGY, Energy Equipment & Services)                                     680,125
       25,816   STATOIL ASA (ENERGY, Oil, Gas & Consumable Fuels)                                               521,806
                                                                                                              1,201,931
                                                                                                        ---------------
SINGAPORE: 0.68%
      714,500   STARHUB LIMITED (TELECOMMUNICATION SERVICES, Wireless Telecommunication Services)             1,240,050
                                                                                                        ---------------
SOUTH KOREA: 0.78%
       18,570   KT CORPORATION (TELECOMMUNICATION SERVICES, Diversified Telecommunication Services)             671,805
       39,540   KT CORPORATION, ADR (TELECOMMUNICATION SERVICES, Diversified Telecommunication
                Services)                                                                                       745,329
                                                                                                              1,417,134
                                                                                                        ---------------
SPAIN: 1.62%
       36,977   BANCO SANTANDER CENTRAL HISPANO SA (FINANCIALS, Commercial Banks)                               480,372
      107,851   TELEFONICA SA (TELECOMMUNICATION SERVICES, Diversified Telecommunication Services)            2,448,313
                                                                                                              2,928,685
                                                                                                        ---------------
SWEDEN: 3.45%
       49,000   ASSA ABLOY AB CLASS B (INDUSTRIALS, Building Products)                                        1,083,889
       84,000   NORDEA BANK AB (FINANCIALS, Commercial Banks)                                                   840,041
       68,000   SANDVIK AB (INDUSTRIALS, Machinery)                                                             878,297
       42,200   SKANSKA AB (INDUSTRIALS, Construction & Engineering)                                            713,694
       30,500   SVENSKA HANDELSBANKEN (FINANCIALS, Commercial Banks)                                            875,333
       39,301   SWEDISH MATCH AB (CONSUMER STAPLES, Tobacco)                                                    928,136
      129,500   TELIASONERA AB (TELECOMMUNICATION SERVICES, Diversified Telecommunication Services)             937,216
                                                                                                              6,256,606
                                                                                                        ---------------
SWITZERLAND: 2.76%
       28,139   NESTLE SA (CONSUMER STAPLES, Food Products)                                                   1,391,148
       16,707   NOVARTIS AG (HEALTH CARE, Pharmaceuticals)                                                      810,731
        7,271   ROCHE HOLDINGS AG (HEALTH CARE, Pharmaceuticals)                                                945,781
        7,918   ZURICH FINANCIAL SERVICES AG (FINANCIALS, Insurance)                                          1,848,572
                                                                                                              4,996,232
                                                                                                        ---------------
TAIWAN: 0.48%
      165,441   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (INFORMATION TECHNOLOGY,
                Semiconductors & Semiconductor Equipment)                                                       322,172
       54,343   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (INFORMATION TECHNOLOGY,
                Semiconductors & Semiconductor Equipment)                                                       548,864
            2   UNITED MICROELECTRONICS CORPORATION (INFORMATION TECHNOLOGY, Semiconductors &
                Semiconductor Equipment)+                                                                             1
                                                                                                                871,037
                                                                                                        ---------------
UNITED KINGDOM: 13.20%
       91,354   ANTOFAGASTA PLC (MATERIALS, Metals & Mining)                                                  1,416,279

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

EVERGREEN INTERNATIONAL BALANCED INCOME FUND(1)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
UNITED KINGDOM (continued)
      542,726   ASHTEAD GROUP PLC (INDUSTRIALS, Trading Companies & Distributors)                       $       826,070
       19,730   ASTRAZENECA PLC (HEALTH CARE, Pharmaceuticals)                                                1,002,463
       34,815   BG GROUP PLC (ENERGY, Oil, Gas & Consumable Fuels)                                              558,045
       34,270   BOVIS HOMES GROUP PLC (CONSUMER DISCRETIONARY, Household Durables)+                             184,878
       80,273   BRITISH AMERICAN TOBACCO PLC (CONSUMER STAPLES, Tobacco)                                      2,763,569
       92,859   GLAXOSMITHKLINE PLC (HEALTH CARE, Pharmaceuticals)                                            1,618,834
    1,099,776   HAYS PLC (INDUSTRIALS, Commercial Services & Supplies)                                        1,558,319
      203,984   HSBC HOLDINGS PLC (FINANCIALS, Commercial Banks)                                              2,067,725
       42,062   IMPERIAL TOBACCO GROUP PLC (CONSUMER STAPLES, Tobacco)                                        1,190,668
      210,429   MCBRIDE PLC (CONSUMER STAPLES, Household Products)                                              459,631
      249,899   N. BROWN GROUP PLC (CONSUMER DISCRETIONARY, Internet & Catalog Retail)                          890,917
      283,073   NATIONAL GRID PLC (UTILITIES, Multi-Utilities)                                                2,263,116
       69,673   PEARSON PLC (CONSUMER DISCRETIONARY, Media)                                                   1,081,794
       82,674   PENNON GROUP PLC (UTILITIES, Water Utilities)                                                   765,394
       38,534   RECKITT BENCKISER GROUP PLC (CONSUMER STAPLES, Household Products)                            1,889,550
       77,741   REXAM PLC (MATERIALS, Containers & Packaging)                                                   376,941
       25,895   SEVERN TRENT PLC (UTILITIES, Water Utilities)                                                   532,294
       39,977   STANDARD CHARTERED PLC (FINANCIALS, Commercial Banks)                                         1,155,484
       42,952   TRAVIS PERKINS PLC (INDUSTRIALS, Trading Companies & Distributors)+                             568,503
       70,265   WPP PLC (CONSUMER DISCRETIONARY, Media)                                                         746,986
                                                                                                             23,917,460
                                                                                                        ---------------
UNITED STATES: 0.61%
       80,445   MONSTER WORLDWIDE INCORPORATED (INFORMATION TECHNOLOGY, Internet Software &
                Services)+                                                                                    1,103,705
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $112,149,252)                                                                     107,043,785
                                                                                                        ---------------

  PRINCIPAL      SECURITY NAME                                           INTEREST RATE   MATURITY DATE        VALUE
--------------   -----------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES: 13.84% @
BERMUDA: 0.27%
       500,000   CENTRAL EUROPEAN MEDIA ENTERPRISES LIMITED +/-
                 (Consumer Discretionary, Media, EUR)                         2.60%        05/15/2014            495,197
                                                                                                         ---------------
BRAZIL: 0.57%
     1,850,000   AMBEV INTERNATIONAL FINANCE COMPANY LIMITED
                 (Financials, Capital Markets, BRL)                           9.50         07/24/2017          1,022,928
                                                                                                         ---------------
CANADA: 0.27%
       350,000   BOMBARDIER INCORPORATED (Industrials, Aerospace &
                 Defense, EUR)                                                7.25         11/15/2016            478,908
                                                                                                         ---------------
CHANNEL ISLANDS: 0.30%
       385,000   ABB INTERNATIONAL FINANCE LIMITED +/- (Financials,
                 Diversified Financial Services, EUR)                         4.63         06/06/2013            534,946
                                                                                                         ---------------
FRANCE: 0.87%
       500,000   CASINO GUICHARD-PERRACHON SA (Consumer Staples, Food
                 & Staples Retailing, EUR)                                    6.38         04/04/2013            712,019
       100,000   REXEL SA (Industrials, Trading Companies &
                 Distributors, EUR)                                           8.25         12/15/2016            138,134
       530,000   VEOLIA ENVIRONNEMENT SA +/- (Utilities,
                 Multi-Utilities, EUR)                                        4.38         01/16/2017            733,124
                                                                                                               1,583,277
                                                                                                         ---------------
GERMANY: 0.72%
       100,000   HEIDELBERGCEMENT AG (Industrials, Building Products,
                 EUR)                                                         8.00         01/31/2017            132,987
       235,000   KFW BANKENGRUPPE +/- (Financials, Commercial Banks,
                 GBP)                                                         4.88         01/15/2013            398,476
       850,000   LANDWIRTSCHAFTLICHE RENTENBANK (Financials,
                 Commercial Banks, AUD)                                       5.75         01/21/2015            771,131
                                                                                                               1,302,594
                                                                                                         ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

EVERGREEN INTERNATIONAL BALANCED INCOME FUND(1)

  PRINCIPAL      SECURITY NAME                                           INTEREST RATE   MATURITY DATE        VALUE
--------------   -----------------------------------------------------   -------------   -------------   ---------------
IRELAND: 0.11%
$      150,000   ARDAGH GLASS FINANCE BV (Consumer Staples, Household
                 Products, EUR)                                               8.75%        02/01/2020    $       201,825
                                                                                                         ---------------
ITALY: 0.54%
       620,000   TELECOM ITALIA SPA (Telecommunication Services,
                 Diversified Telecommunication Services, EUR)                 8.25         03/21/2016            980,328
                                                                                                         ---------------
KAZAKHSTAN: 0.29%
       500,000   EURASIAN DEVELOPMENT BANK++ +/- (Financials,
                 Commercial Banks, USD)                                       7.38         09/29/2014            532,750
                                                                                                         ---------------
LIBERIA: 0.17%
       255,000   ROYAL CARIBBEAN CRUISES LIMITED +/- (Consumer
                 Discretionary, Hotels, Restaurants, & Leisure, EUR)          5.63         01/27/2014            309,049
                                                                                                         ---------------
LUXEMBOURG: 0.36%
       250,000   UPC HOLDING BV (Consumer Discretionary, Media, EUR)          8.00         11/01/2016            322,530
       250,000   WIND ACQUISITION FINANCE SPA (Financials, Consumer
                 Finance, EUR)                                               11.00         12/01/2015            337,190
                                                                                                                 659,720
                                                                                                         ---------------
NETHERLANDS: 1.11%
        90,000   CEMEX FINANCE LIMITED LIABILITY CORPORATION
                 (Financials, Consumer Finance, EUR)                          9.63         12/14/2017            111,545
     1,200,000   E.ON AG (Utilities, Electric Utilities, USD)                 5.80         04/30/2018          1,357,160
       200,000   NEW WORLD RESOURCES NV (Materials, Metals & Mining,
                 EUR)                                                         7.38         05/15/2015            260,630
       215,000   ZIGGO BOND COMPANY BV++ (Consumer Discretionary,
                 Media, EUR)                                                  8.00         05/15/2018            285,080
                                                                                                               2,014,415
                                                                                                         ---------------
SOUTH AFRICA: 0.40%
       200,000   SABLE INTERNATIONAL FINANCE LIMITED (Financials,
                 Consumer Finance, USD)                                       7.75         02/15/2017            203,000
       400,000   SAVCIO HOLDINGS LIMITED (Industrials, Machinery, EUR)        8.00         02/15/2013            516,048
                                                                                                                 719,048
                                                                                                         ---------------
SPAIN: 0.16%
       220,000   INAER AVIATION FINANCE LIMITED++ (Financials,
                 Consumer Finance, EUR)                                       9.50         08/01/2017            280,053
                                                                                                         ---------------
UNITED KINGDOM: 2.66%
       400,000   BP CAPITAL MARKETS PLC (Financials, Capital Markets,
                 USD)                                                         5.25         11/07/2013            404,342
       300,000   IMPERIAL TOBACCO GROUP PLC (Consumer Staples,
                 Tobacco, EUR)                                                8.38         02/17/2016            483,919
        75,000   INFINIS PLC (Utilities, Independent Power Producers &
                 Energy Traders, GBP)                                         9.13         12/15/2014            121,805
       170,000   KERLING PLC (Materials, Chemicals, EUR)                     10.63         01/28/2017            229,843
       500,000   MARKS & SPENCER GROUP PLC (Consumer Discretionary,
                 Multiline Retail, USD)                                       6.25         12/01/2017            536,156
     2,000,000   MORGAN STANLEY++ (Financials, Capital Markets, BRL)         10.09         05/03/2017          1,068,911
       520,000   NATIONWIDE BUILDING SOCIETY (Financials, Thrifts &
                 Mortgage Finance, EUR)                                       3.75         01/20/2015            684,008
       500,000   TESCO PLC (Consumer Staples, Food & Staples
                 Retailing, USD)                                              5.50         11/15/2017            550,780
       330,000   VIRGIN MEDIA FINANCE PLC (Financials, Consumer
                 Finance, USD)                                                9.13         08/15/2016            354,750
       250,000   WILLIAM HILL PLC (Consumer Discretionary, Hotels,
                 Restaurants, & Leisure, GBP)                                 7.13         11/11/2016            392,287
                                                                                                               4,826,801
                                                                                                         ---------------
UNITED STATES: 5.04%
       200,000   AHOLD FINANCE USA INCORPORATED (Financials, Capital
                 Markets, GBP)                                                6.50         03/14/2017            350,040
$      350,000   ARAMARK CORPORATION (Consumer Discretionary,
                 Beverages, USD)                                              8.50%        02/01/2015            361,813
       550,000   GOLDMAN SACHS GROUP INCORPORATED (Financials, Capital
                 Markets, EUR)                                                4.50         01/30/2017            719,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

EVERGREEN INTERNATIONAL BALANCED INCOME FUND(1)

  PRINCIPAL      SECURITY NAME                                           INTEREST RATE   MATURITY DATE        VALUE
--------------   -----------------------------------------------------   -------------   -------------   ---------------
UNITED STATES (continued)
     5,950,000   INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT
                 (Financials, Commercial Banks, AUD)                          5.75         02/17/2015    $     5,480,385
       450,000   IRON MOUNTAIN INCORPORATED (Industrials, Commercial
                 Services & Supplies, EUR)                                    6.75         10/15/2018            561,495
     2,000,000   MERRILL LYNCH & COMPANY INCORPORATED (Financials,
                 Capital Markets, BRL)                                       10.71         03/08/2017          1,104,162
       200,000   ROCKWOOD SPECIALTIES GROUP INCORPORATED (Materials,
                 Chemicals, EUR)                                              7.63         11/15/2014            265,843
       185,000   SLM CORPORATION (Financials, Consumer Finance, GBP)          5.38         12/15/2010            284,899
                                                                                                               9,128,527
                                                                                                         ---------------
TOTAL CORPORATE BONDS & NOTES (COST $23,682,783)                                                              25,070,366
                                                                                                         ---------------
FOREIGN GOVERNMENT BONDS: 16.10% @
     4,385,000   CANADA (NZD)                                                 6.25         06/16/2015          3,319,837
   614,500,000   HUNGARY (HUF)                                                6.75         02/24/2017          2,755,664
 4,700,000,000   KOREA (KRW)                                                  5.25         09/10/2015          4,117,857
 1,903,000,000   KOREA (KRW)                                                  5.25         03/10/2027          1,649,370
    11,450,000   MALAYSIA (MYR)                                               4.24         02/07/2018          3,705,038
    65,680,000   MEXICO (MXN)                                                10.00         12/05/2024          6,679,181
       450,000   MOROCCO (EUR)                                                5.38         06/27/2017            621,603
    16,500,000   NORWAY (NOK)                                                 4.25         05/19/2017          2,958,735
       187,000   PERU (EUR)                                                   7.50         10/14/2014            279,390
     8,700,000   POLAND (PLN)                                                 5.50         10/25/2019          2,781,521
       250,000   UKRAINE (EUR)                                                4.95         10/13/2015            298,096
TOTAL FOREIGN GOVERNMENT BONDS (COST $30,313,115)                                                             29,166,292
                                                                                                         ---------------
YANKEE GOVERNMENT BONDS: 0.96%
       350,000   PHILIPPINES                                                                                     427,420
       250,000   GEORGIA                                                                                         257,375
       600,000   COLOMBIA                                                                                        733,500
       300,000   VIETNAM ++                                                                                      330,000
TOTAL YANKEE GOVERNMENT BONDS (COST $1,518,922)                                                                1,748,295
                                                                                                         ---------------

    SHARES                                                                    YIELD                           VALUE
--------------                                                           -------------                   ---------------
PREFERRED STOCKS: 1.53%
GERMANY: 0.88%
         9,000   ALLIANZ SE (FINANCIALS, Insurance)                           8.00%                              228,600
         8,734   FRESENIUS AG (HEALTH CARE, Health Care Equipment &
                 Supplies)                                                    8.00                               620,417
        16,739   HUGO BOSS AG (CONSUMER DISCRETIONARY, Textiles,
                 Apparel, & Luxury Goods)                                     2.42                               746,020
                                                                                                               1,595,037
                                                                                                         ---------------
SWITZERLAND: 0.65%
        45,000   CREDIT SUISSE GUERNSEY (FINANCIALS, Diversified
                 Financial Services)                                          7.90                             1,174,500
                                                                                                         ---------------
TOTAL PREFERRED STOCKS (COST $2,388,466)                                                                       2,769,537
                                                                                                         ---------------
OTHER: 1.89%
CANADA: 1.89%
         5,263   BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND
                 (TELECOMMUNICATION SERVICES, Diversified
                 Telecommunication Services)                                                                     131,876
        76,652   BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND
                 (TELECOMMUNICATION SERVICES, Diversified
                 Telecommunication Services)                                                                   1,920,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

EVERGREEN INTERNATIONAL BALANCED INCOME FUND(1)

    SHARES       SECURITY NAME                                               YIELD                            VALUE
--------------   -----------------------------------------------------   -------------                   ---------------
CANADA (continued)
       250,727   YELLOW PAGES INCOME FUND (CONSUMER DISCRETIONARY,
                 Media)                                                                                  $     1,375,517
                                                                                                               3,428,073
TOTAL OTHER (COST $3,260,481)                                                                                  3,428,073
                                                                                                         ---------------
SHORT-TERM INVESTMENTS: 3.89%
INVESTMENT COMPANIES: 3.89%
     7,057,462   WELLS FARGO ADVANTAGE MONEY MARKET TRUST (L)(U)              0.31%                            7,057,462
TOTAL SHORT-TERM INVESTMENTS (COST $7,057,464)                                                                 7,057,462
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $180,370,482)*                                             97.29%                                  $   176,283,810
OTHER ASSETS AND LIABILITIES, NET                                 2.71                                         4,918,707
                                                                ------                                   ---------------
TOTAL NET ASSETS                                                100.00%                                  $   181,202,517
                                                                ------                                   ---------------

(1)  THE FUND WAS LIQUIDATED AFTER THE CLOSE OF BUSINESS ON AUGUST 16, 2010.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+    NON-INCOME EARNING SECURITIES.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

+/-  VARIABLE RATE INVESTMENTS.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $180,391,930 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  8,336,900
GROSS UNREALIZED DEPRECIATION    (12,445,020)
                                ------------
NET UNREALIZED DEPRECIATION     $ (4,108,120)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

EVERGREEN INTERNATIONAL BALANCED INCOME FUND

NOTE TO PORTFOLIO OF INVESTMENTS (unaudited) July 31, 2010

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                               SIGNIFICANT
                                                  OTHER             SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
INVESTMENTS IN SECURITIES     (LEVEL 1)         (LEVEL 2)            (LEVEL 3)           TOTAL
-------------------------   -------------   -----------------   -------------------   ------------
Equity securities
   COMMON STOCKS              106,911,909      $   131,876              $0            $107,043,785
   PREFERRED STOCKS             1,595,037        1,174,500               0               2,769,537
Corporate bonds and notes               0        9,128,527                               9,128,582
Foreign corporate bonds                 0       12,002,901               0              12,002,901
Yankee corporate bonds                  0        3,938,938               0               3,938,938
Foreign government bonds                0       29,166,292               0              29,166,292
Yankee government bonds                 0        1,748,295               0               1,748,295
Other                           3,428,073                0               0               3,428,073
Investment companies            7,057,462                0               0               7,057,462
                             ------------      -----------              --            ------------
                             $118,992,481      $57,291,329              $0            $176,283,810
                             ------------      -----------              --            ------------

As of July 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:


                                                        SIGNIFICANT
                                                           OTHER             SIGNIFICANT
                                     QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
OTHER FINANCIAL INSTRUMENTS            (LEVEL 1)         (LEVEL 2)            (LEVEL 3)          TOTAL
---------------------------          -------------   -----------------   -------------------   ---------
Forward foreign currency contracts        $0             $(230,538)               $0           $(230,538)
                                          --             ---------                --           ---------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                           WRITTEN
                                           OPTIONS
                                          --------
Balance as of November 1, 2009            $(17,962)
   Realized gains or losses                 67,333
   Change in unrealized gains or losses    (49,371)
     Net purchases (sales)                       0
     Transfers in and/or out of Level 3          0
                                          --------
Balance as of July 31, 2010               $      0
                                          --------
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at
   July 31, 2010                          $      0
                                          --------

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $83,727,105 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

DERIVATIVE TRANSACTIONS

As of July 31, 2010, the Fund did not have any option contracts but had average premiums received on written options in the amount of $354,949 during the nine months ended July 31, 2010.

During the nine months ended July 31, 2010, the Fund entered into written options for speculative purposes.

During the nine months ended July 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

During the nine months ended July 31, 2010, the Fund had the following forward currency contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

 Exchange                          U.S. Value at   In Exchange    Unrealized
   Date     Contracts to Deliver   July 30, 2010    for U.S. $   Gain (Loss)
---------   --------------------   -------------   -----------   -----------
8/18/2010    636,775,000 HUF         $2,917,660     $2,835,530     ($82,130)
8/18/2010        406,800 EUR          2,924,789      2,776,381    ($148,408)

As of July 31, 2010, the Fund had an average contract amount of $1,402,116 in foreign forward currency contracts to sell during the nine months ended July 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Evergreen
International Balanced Income Fund (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Evergreen International
                                        Balanced Income Fund


                                        By: /s/ W. Douglas Munn
                                            ------------------------------------
                                            W. Douglas Munn
                                            President

                                        Date: September 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Evergreen International
                                        Balanced Income Fund


                                        By: /s/ W. Douglas Munn
                                            ------------------------------------
                                            W. Douglas Munn
                                            President

                                        Date: September 28, 2010


                                        By: /s/ Kasey Phillips
                                            ------------------------------------
                                            Kasey Phillips
                                            Treasurer

                                        Date: September 28, 2010